                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York  August 14, 2000
    _______________________  ___________________ _______________
         [Signature]            [City, State]      [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     176

Form 13F Information Table Value Total:     $1,775,811
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                          June 30, 2000
 ITEM 1:               ITEM 2:      ITEM 3:       ITEM 4:       ITEM 5:         ITEM 6:        ITEM 7:              ITEM 8:
                                                  FAIR
                       TITLE                      MARKET
NAME OF ISSUER         OF CLASS     CUSIP         VALUE         SHARES     (A)    (B)    (C)   MANAGERS    (A)      (B)      (C)
-------------------    ---------    -----         -------       ------     ----   ----   ---   --------    ---      ---      ---
3Com Corp.             common Stock 88553510   16,785,225.00       291,600               x     1           x
Ace Ltd.               common Stock G0070K10   25,659,200.00       916,400               x     1           x
Actuate Corp.          common Stock 00508B10   10,662,500.00       200,000               x     1           x
AES Corp               common Stock 00130H10   11,406,250.00       250,000               x     1           x
AH Belo Corp.          common Stock 08055510    7,141,406.25       412,500               x     1           x
Allaire Corp.          common Stock 01671410    7,337,500.00       200,000               x     1           x
Alyn Corp.             common Stock 02261110    1,112,349.43  3,235,455.00               x     1           x
APEX Jul 30 Puts       Puts         03754895        9,781.25         1,565               x     1           x
APEX Jul 35 Puts       Puts         03754896        7,500.00           200               x     1           x
APEX Jul 40 Puts       Puts         03754897       78,750.00           600               x     1           x
Apple Computer Inc.    common Stock 03783310    7,846,875.00       150,000               x     1           x
Aracruz Celulose ADR   common Stock 03849620    7,680,581.25       397,700               x     1           x
Art Tech. Group Inc.   common Stock 04289L10   28,726,812.50       284,600               x     1           x
ARV Assisted Living    common Stock 00204C10      771,700.00       771,700               x     1           x
ASM Lithography NV     common Stock N0705911    3,088,750.00        70,000               x     1           x
AT & T Corp.           common Stock 00195710    4,743,750.00       150,000               x     1           x
Atmel Corp.            common Stock 04951310    4,609,375.00       125,000               x     1           x
AVX Inc.               common Stock 00244410    2,293,750.00       100,000               x     1           x
Bally Total Fitness    common Stock 05873K10   29,787,712.50     1,173,900               x     1           x
Bank One Corp.         common Stock 06423A10    6,640,625.00       250,000               x     1           x
BankAmerica Corp.      common Stock 06050510   10,750,000.00       250,000               x     1           x
Berkshire Hathaway
 Inc.                  common Stock 08467010    7,263,000.00           135               x     1           x
Best Buy Co. Inc.      common Stock 08651610   18,975,000.00       300,000               x     1           x
Bestfoods              common Stock 08658U10    6,925,000.00       100,000               x     1           x
BroadVision Inc.       common Stock 11141210   10,150,000.00       200,000               x     1           x
Cablevision Systems    common Stock 12686C10   10,181,250.00       150,000               x     1           x
Cardinal Health Inc.   common Stock 14149Y10    7,770,000.00       105,000               x     1           x
Caterpillar            common Stock 14912310    8,468,750.00       250,000               x     1           x
CEC Entertainment      common Stock 12513710    9,909,187.50       386,700               x     1           x
Cemex ADR              common Stock 15129088    2,793,312.50       119,500               x     1           x
Century Aluminum       common Stock 15643110    4,559,506.87       419,265               x     1           x
Charles River Labs     common Stock 15986410    2,817,812.50       127,000               x     1           x
Charles Schwab         common Stock 80851310    3,362,500.00       100,000               x     1           x
Chartered Semicon.     common Stock 16133R10   22,500,000.00       250,000               x     1           x
China.com Corp         common Stock G2108N10    8,175,000.00       400,000               x     1           x
CMS Energy Corp.       common Stock 12589610   35,400,000.00     1,600,000               x     1           x
Coflexip ADR           common Stock 19238410   18,150,000.00       300,000               x     1           x




                                4




Comfort System USA
 Inc.                  common Stock 19990810    1,987,200.00       496,800               x     1           x
Community Health Sys.  common Stock 20366810    5,260,937.50       325,000               x     1           x
Continental Airlines   common Stock 21079530    4,700,000.00       100,000               x     1           x
Cooper Cameron Corp.   common Stock 21664010    9,900,000.00       150,000               x     1           x
Copper Mountain
 Networks              common Stock 21751010    8,818,750.00       100,000               x     1           x
Cox Comm.              common Stock 22404410    9,112,500.00       200,000               x     1           x
Creative Tech. Ltd.    common Stock Y1775U10    7,162,500.00       300,000               x     1           x
CVS Corp.              common Stock 12665010    4,100,000.00       102,500               x     1           x
DaimlerChrysler ADR    common Stock D1668R12    2,082,500.00        40,000               x     1           x
Dell Computer          common Stock 24702510    7,396,875.00       150,000               x     1           x
DoubleClick Inc.       common Stock 25860930    7,625,000.00       200,000               x     1           x
Duke Energy Corp.      common Stock 26439910   22,550,000.00       400,000               x     1           x
E Trade Group          common Stock 26924610    5,753,125.00       350,000               x     1           x
Elan Corp. PLC         common Stock 28413120    9,687,500.00       200,000               x     1           x
Enchira Biotech. Corp. common Stock 29251Q10    5,812,500.00     1,000,000               x     1           x
Energizer Hldgs.       common Stock 29266R10   10,950,000.00       600,000               x     1           x
Engelhard Corp.        common Stock 29284510    9,290,531.25       544,500               x     1           x
EOG Resources Inc.     common Stock 26875P10    9,078,500.00       271,000               x     1           x
ESS Tech. Inc.         common Stock 26915110    2,887,500.00       200,000               x     1           x
EXFO Electro-Optical
 Engi                  common Stock 30204310    2,237,625.00        51,000               x     1           x
Extreme Networks       common Stock 30226D10   20,987,500.00       200,000               x     1           x
Federal Express        common Stock 31428X10    9,500,000.00       250,000               x     1           x
Finisar Corp.          common Stock 31787A10    7,856,250.00       300,000               x     1           x
Flamel Tech. ADR       common Stock 33848810    3,305,625.00       645,000               x     1           x
FleetBoston Financial  common Stock 33903010    1,700,000.00        50,000               x     1           x
Flowers Industries     common Stock 34349610    7,488,525.00       375,600               x     1           x
Ford Motor Co.         common Stock 34537086    6,235,000.00       145,000               x     1           x
Fort James Corp.       common Stock 34747110   18,500,000.00       800,000               x     1           x
FreeMarkets            common Stock 35660210   15,113,587.50       318,600               x     1           x
FreeShop.com           common Stock 35687310    1,941,868.75       349,100               x     1           x
Friede Goldman Halter  common Stock 35843010    6,435,000.00       720,000               x     1           x
Galileo Tech.          common Stock M4729810    8,645,743.75       403,300               x     1           x
Gateway 2000           common Stock 36762610    8,512,500.00       150,000               x     1           x
Gemstar - TV Guide     common Stock 36866W10   15,365,518.75       250,100               x     1           x
General Dynamics Corp. common Stock 36955010   10,721,700.00       205,200               x     1           x
Genuity Inc.           common Stock 37248E10    4,403,925.00       476,100               x     1           x
Georgia Gulf Corp.     common Stock 37320020    9,604,968.75       461,500               x     1           x
GigaMedia Ltd.         common Stock Y2711Y10      600,000.00        50,000               x     1           x
Goldman Sachs          common Stock 38141G10   14,231,250.00       150,000               x     1           x
Grey Wolf Inc.         common Stock 39788810   10,000,000.00     2,000,000               x     1           x
Gymboree Corp.         common Stock 40377710    3,359,100.00     1,119,700               x     1           x
Halliburton Co.        common Stock 40621610   14,156,250.00       300,000               x     1           x
Handspring Inc.        common Stock 41029310    1,350,000.00        50,000               x     1           x
Harcourt General Inc.  common Stock 41163G10   12,136,500.00       223,200               x     1           x
Harrahs Entertaiment   common Stock 41361910   10,468,750.00       500,000               x     1           x
HCA-The Healthcare Co. common Stock 40411910    9,112,500.00       300,000               x     1           x




                                5




Health Management
 Assoc.                common Stock 42193310    5,225,000.00       400,000               x     1           x
Health Mgmt. Sys.      common Stock 42219M10    1,406,250.00       450,000               x     1           x
Healthsouth Corp.      common Stock 42192410   11,140,625.00     1,550,000               x     1           x
IBM                    common Stock 45920010   10,956,250.00       100,000               x     1           x
IMC Global Inc.        common Stock 44966910    6,825,000.00       525,000               x     1           x
Independent Energy
 Hldgs.                common Stock 45384X10    3,325,000.00       400,000               x     1           x
Infospace.Com          common Stock 45678T10    8,287,500.00       150,000               x     1           x
Intermedia Comm.       common Stock 45880110    9,545,175.00       322,200               x     1           x
Int'l Rectifier Corp.  common Stock 46025410    9,800,000.00       175,000               x     1           x
Juniper Networks       common Stock 48203R10   29,100,000.00       200,000               x     1           x
Kana Comm.             common Stock 48360010    9,275,062.50       149,900               x     1           x
Korea Telecom ADR      common Stock 50063P10    9,600,000.00       200,000               x     1           x
LaBranche & Co. Inc.   common Stock 50544710    2,875,000.00       200,000               x     1           x
Laser Mortgage         common Stock 51806D10    4,260,850.00     1,117,600               x     1           x
LifeF/X                common Stock 53218N10    7,916,250.00  1,000,000.00               x     1           x
Manor Care Inc.        common Stock 56405510    1,750,000.00       250,000               x     1           x
Marsh & Mclennan Co.   common Stock 57174810   20,887,500.00       200,000               x     1           x
Marvell Tech. Group    common Stock G5876H10    1,423,437.50        25,000               x     1           x
Mercury Computer Sys.  common Stock 58937810    3,554,375.00       110,000               x     1           x
Methode Elec. Inc.     common Stock 59152020   12,553,125.00       325,000               x     1           x
MMC Networks           common Stock 55308N10   17,442,000.00       326,400               x     1           x
Mobility Electronics
 Inc                   common Stock 60741U10    1,300,000.00       100,000               x     1           x
Montana Power Co.      common Stock 61208510   10,593,750.00       300,000               x     1           x
Motient Corp.          common Stock 61990810    8,439,875.00       538,000               x     1           x
MP3.com Inc.           common Stock 62473M10    1,683,450.00       124,700               x     1           x
MRV Comm. Inc.         common Stock 55347710   10,087,500.00       150,000               x     1           x
Nabisco Group Hldgs.   common Stock 62952P10   54,494,687.50     2,101,000               x     1           x
Nabors Industries      common Stock 62956810   20,781,250.00       500,000               x     1           x
Nat'l Semiconductor    common Stock 63764010    5,709,050.00       100,600               x     1           x
Network Associates     common Stock 64093810    8,639,000.00       424,000               x     1           x
New Focus Inc.         common Stock 64438310   12,318,750.00       150,000               x     1           x
Niagara Mohawk
 Holdings              common Stock 65352010   14,340,293.75     1,028,900               x     1           x
Nortel Networks        common Stock 65656810   13,650,000.00       200,000               x     1           x
Northwest Airlines     common Stock 66728010   10,631,250.00       350,000               x     1           x
NRG Energy Inc.        common Stock 62937710    6,387,500.00       350,000               x     1           x
Ocean Energy Inc.      common Stock 67481E10    5,745,937.50       405,000               x     1           x
Packaging Corp. of
 Amer.                 common Stock 69515610   18,225,000.00     1,800,000               x     1           x
PE Corp-Celera
 Genomics              common Stock 69332S20   18,700,000.00       200,000               x     1           x
Phillip Morris         common Stock 71815410   45,028,750.00     1,695,200               x     1           x
Phone.com Inc.         common Stock 71920Q10   13,062,500.00       200,000               x     1           x
Potash Corp.           common Stock 73755L10    6,804,618.75       123,300               x     1           x
Precise Software
 Solution              common Stock M4145010      384,000.00        16,000               x     1           x
Progressive Corp.      common Stock 74331510   11,100,000.00       150,000               x     1           x
Proxim Inc.            common Stock 74428410    9,837,500.00       100,000               x     1           x


                                6




QLogic Corp.           common Stock 74727710   22,956,718.75       347,500               x     1           x
Qwest Comm. Intl.      common Stock 74912110    9,937,500.00       200,000               x     1           x
R & B Falcon Corp.     common Stock 74912E10   13,548,437.50       575,000               x     1           x
RateExchange Corp.     common Stock 75409110      999,999.96       166,667               x     1           x
Reader's Digest Assoc. common Stock 75526710    9,937,500.00       250,000               x     1           x
Real Networks Inc.     common Stock 75605L10   10,100,000.00       200,000               x     1           x
Reliastar Financial    common Stock 75952U10   41,950,000.00       800,000               x     1           x
Republic Services Inc  common Stock 76075910   16,000,000.00     1,000,000               x     1           x
Santa Fe Int'l Corp.   common Stock G7805C10   11,092,656.25       317,500               x     1           x
Sappi Ltd ADR          common Stock 80306920      716,850.00        97,200               x     1           x
Satyam Infoway Ltd.    common Stock 80409910    2,442,000.00       111,000               x     1           x
Schlumberger           common Stock 80685710   10,999,725.00       147,400               x     1           x
SciQuest.com 'R'       common Stock 80908Q90      853,125.00       100,000               x     1           x
SCNT Jul 35 Puts       Puts         80864H95       81,970.90           430               x     1           x
SCNT Jul 35 Puts       Puts         80864H96       80,064.60           420               x     1           x
Seacor Smit Inc.       common Stock 81190410   11,606,250.00       300,000               x     1           x
Seagram Co. Ltd.       common Stock 81185010    8,700,000.00       150,000               x     1           x
Siliconware Precision
 Ind                   common Stock 82708487    3,237,500.00       350,000               x     1           x
SK Telecom ADR         common Stock 78440P10    4,313,925.00       118,800               x     1           x
Skywest Inc.           common Stock 83087910      321,900.00         8,700               x     1           x
Smith Int'l            common Stock 83211010   10,921,875.00       150,000               x     1           x
Smurfit Stone          common Stock 83272710   10,890,894.06       850,021               x     1           x
Sony Corp. ADR         common Stock 83569930   11,317,500.00       120,000               x     1           x
SPX Corp.              common Stock 78463510   24,393,093.75       201,700               x     1           x
Starwood Hotels        common Stock 85590A20   24,421,875.00       750,000               x     1           x
SYMC Jul 60 Puts       Puts         87150395       89,250.00           120               x     1           x
Tele Norte Leste
 Celular               common Stock 87924610    6,969,375.00       295,000               x     1           x
Tele Sudeste Celular
 Part                  common Stock 87925210    1,649,380.16        35,400               x     1           x
Telecom De Sao Paolo   common Stock 87929A10    4,903,384.98       177,000               x     1           x
Telefono Mexico ADR    common Stock 87940378   42,890,625.00       750,000               x     1           x
Telesp Part.           common Stock 87929A10   24,834,786.14       896,474               x     1           x
Tidewater Inc.         common Stock 88642310   14,400,000.00       400,000               x     1           x
Timberland Co.         common Stock 88710010    3,823,875.00        54,000               x     1           x
Tribune Co.            common Stock 89604710   10,500,000.00       300,000               x     1           x
Tut Systems Inc.       common Stock 90110310    5,725,000.00       100,000               x     1           x
Unisys Corp.           common Stock 90921410   27,684,768.75     1,901,000               x     1           x
Unocal Corp. Delaware  common Stock 91528910    8,281,250.00       250,000               x     1           x
Unum Corp.             common Stock 91529Y10    6,018,750.00       300,000               x     1           x
US Airways Group       common Stock 91190510    3,919,500.00       100,500               x     1           x
USA Networks Inc.      common Stock 90298410   13,515,625.00       625,000               x     1           x
Valero Energy Corp.    common Stock 91913Y10   11,833,225.00       372,700               x     1           x
Verio Inc              common Stock 92343310   34,315,812.49       619,000               x     1           x
Verisign Inc.          common Stock 92343E10    8,815,625.00        50,000               x     1           x
Visteon Corp           common Stock 92839U10      634,998.37        52,371               x     1           x
Waste Management Inc   common Stock 94106L10   19,000,000.00     1,000,000               x     1           x
Wellman Inc.           common Stock 94970210    2,437,837.50       150,600               x     1           x
XL Capital Ltd.        common Stock G9825510   18,402,500.00       340,000               x     1           x
Yahoo Inc.             common Stock 98433210    3,096,875.00        25,000               x     1           x


                                7




Zi Corp                common Stock 98891810    2,488,434.37       278,350               x     1           x
                                            1,775,811,619.83 66,279,673.00


















































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